Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [Abstract]
Disclosure of detailed information about financial assets and financial liabilities[Table Text Block]
	December 31, 2025	December 31, 2024
Cash	$9,716	$22,106
Restricted cash	382	530
Trade and other receivables	3,743	5,499
Accounts payable and accrued liabilities (including non-current)	42,526	31,270
Total debt	107,066	92,280

Disclosure of liquidity risk [Table Text Block]
	Less than 6 months	6 months to 1 year	1 to 3 years	Over 3 years
Accounts payable and accrued liabilities (note 10)	$42,526	$-	$-	$-
Debt (note 11)	24,831	82,235	-	-
Commitments (note 20)	3,939	519	21	-
Total	$71,296	$82,754	$21	$-